Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity File Number	000-56191
Entity Registrant Name	ParcelPal Logistics Inc.
Entity Central Index Key	0001819074
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1111 Melville Street
Entity Address, Address Line Two	Suite 620
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6A 2S5
Entity Address, Country	CA
Entity Common Stock, Shares Outstanding	155,838,733
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Firm ID	5041	1173	1173
Auditor Name	BF Borgers CPA PC	DALE MATHESON CARR-HILTON LABONTE LLP	DALE MATHESON CARR-HILTON LABONTE LLP
Auditor Location	Lakewood, CO	Vancouver, Canada	Vancouver, Canada
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1111 Melville Street
Entity Address, Address Line Two	Suite 620
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6A 2S5
Entity Address, Country	CA
Contact Personnel Name	Rich Wheeless
City Area Code	587
Local Phone Number	883 9811
Contact Personnel Email Address	Rich@parcelpal.com